COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES

a)	Operating lease commitments

The Group has operating lease agreements principally for staff quarters and for warehouse premises in the PRC. Such leases have remaining terms generally within 48 months, and are renewable upon negotiation. Rental expense was $302,253, $820,175 and $ 2,086,451 for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2011 were as follows:

Twelve-month period ending December 31,
2012	$1,050,281
2013	$661,973
2014	$402,488
2015	$28,567
2016	$28,567
Over 5 years	$116,650
$2,288,526

b)	Purchase commitments

	At December 31,
	2009	2010	2011
	$	$	$
Commitments to purchase property, plant and equipment (1)	2,742,662	7,018,226	51,095,125
Commitments to purchase silicon raw materials (2)	-	6,070,617	1,314,053,548
	2,742,662	13,088,843	1,365,148,673

(1)	Future payment required for purchase of property, plant and equipment are as follows:

Twelve-month period ending December 31,
2012	$44,848,625
2013	$5,727,950
2014	$518,550
Total	$51,095,125

(2)	As of December 31, 2011, the Group had entered into certain long-term silicon procurement contracts, under which the Group agreed to purchase silicon wafers in an aggregate quantity of approximately 1,147 million pieces over the next five years at the price determined monthly.

Based on the prevailing market price as of December 31, 2011, future payments required under these long-term supply agreements are as follows:

Twelve-month period ending December 31,
2012	$204,218,444
2013	$246,593,344
2014	$287,133,584
2015	$288,054,088
2016	$288,054,088
Total	$1,314,053,548

c)	Contingencies

Dispute with Solarmax

On December 12, 2011, SolarMax Technology, Inc., or SolarMax, a corporation incorporated in California, U.S.A., filed a complaint in the Superior Court of the State of California County of Los Angeles against the Group. The complaint alleged a breach of contract and intentional misrepresentation in connection with solar modules purchased by SolarMax from the Group and sought compensatory and actual damages in excess of $20 million, punitive damages and attorneys’ fees and costs. China Sunergy (US) Clean Tech Inc. was served with a summons and complaint in January 2012. In February 2012, the Group filed a motion to compel arbitration through the China International Economic and Trade Arbitration Commission as required by the contract terms. On March 28, 2012, the parties entered into an agreement whereby plaintiff would voluntarily dismiss the complaint without prejudice in exchange for a mutual waiver of attorney fees and costs. On April 4, 2012 the request for dismissal was entered and the case has now been dismissed.